SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (Tables)	12 Months Ended
Mar. 31, 2024
Senior Convertible Preferred Shares And Warrants
SUMMARY OF MOVEMENTS OF MEZZANINE EQUITY RELATED TO SENIOR CONVERTIBLE PREFERRED SHARES

The movements of mezzanine equity related to senior convertible preferred shares during the fiscal year ended March 31, 2022, 2023 and 2024 were as follows:

Preferred shares
RMB

Beginning balance as of April 1, 2021	-
Issuance of senior convertible preferred shares	239,452
Fair value impact recorded upon cash receipt for subscription	287,032
Ending balance as of March 31, 2022	526,484
Issuance of senior convertible preferred shares	758,252
Subscription receivable from preferred shareholders	(550,074)
Fair value impact recorded upon cash receipt for subscription	(39,015)
Ending balance as of March 31, 2023	695,647
Issuance of senior convertible preferred shares	163,072
Settlement of subscription receivable from preferred shareholders (Note 11)	442,195
Conversion to Class A ordinary shares	(1,300,914)
Ending balance as of March 31, 2024	-

SCHEDULE OF ROLL FORWARD OF LEVEL 3 INVESTMENT WARRANT LIABILITIES

The roll forward of Level 3 financial instruments, including both warrant liabilities and forward contracts, during the fiscal year ended March 31, 2022, 2023 and 2024 was as follows:

	Warrant liabilities	Forward contract assets
	RMB	RMB

Fair value of Level 3 financial instruments as of March 31, 2021	-	-
Issuance of warrants	647,850	-
Fair value of warrants and forward contracts at issuance	1,800,147	735,244
Settlement of forward contracts	-	(287,032)
The change in fair value of financial instruments	(2,224,660)	(441,088)
Foreign currency translation	(26,947)	(7,160)
Fair value of Level 3 financial instruments as of March 31, 2022	196,390	(36)
Settlement of forward contracts	-	39,015
The change in fair value of financial instruments	(204,687)	(38,046)
Foreign currency translation	8,305	(933)
Fair value of Level 3 financial instruments as of March 31, 2023	8	-
The change in fair value of financial instruments	11,776	-
Settlement of warrants	(12,617)	-
Foreign currency translation	833	-
Fair value of Level 3 financial instruments as of March 31, 2024	-	-

SUMMARY OF COMPOSITION OF FAIR VALUE IMPACT OF ISSUANCE OF SENIOR CONVERTIBLE PREFERRED SHARES

The composition of the fair value impact of the issuance of senior convertible preferred shares during the fiscal years ended March 31, 2022, 2023 and 2024 was as follows:

	For the fiscal year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Fair value impact of the warrants	424,513	204,687	(11,776)
Fair value impact of the forward contracts	(294,156)	38,046	-
Gain from the TDR of the 2024 Notes (Note 11)	55,874	-	-
	186,231	242,733	(11,776)

SCHEDULE OF ESTIMATED FAIR VALUE USING THE BLACK-SCHOLES OPTION PRICING MODEL

For the warrants, with the assistance from an independent valuation firm, the Company estimated its fair value using the Black-Scholes option pricing model using the following main assumptions:

	For the fiscal year ended March 31,
	2022	2023	2024

Risk-free interest rate	0.12%~1.39%	2.53%~4.74%	5.43%~5.55%
Expected volatility	43.08%~55.29%	45.91%~49.01%	37.35%~40.84%
Dividend yield	0%	0%	0%
Expected term (in years)	0.78~1.50	0.28~1.03	0.25~0.28
Fair value of underlying senior convertible preferred share	US$0.34~US$1.12	US$0.07~US$0.20	US$0.05~US$0.06

SCHEDULE OF VALUATION ASSUMPTIONS
	For the fiscal year ended March 31,
	2023	2024

Risk-free interest rate	2.88%	4.30%~4.72%
Expected volatility	52.46%	49.72%-53.69%
Dividend yield	0%	0%
Expected term (in years)	3.96	3.5-3.95